VARIABLE INTEREST ENTITY (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income statement and cash flow statement
Revenues	25,306	27,053	21,520
Operating and administrative expense	(2,890)	(2,281)	(2,032)
Depreciation and amortization	(1,206)	(1,112)	(1,017)
Income (loss) from equity investments	160	210	228
Income taxes (Note 23)	(128)	(526)	(227)
Earnings	943	1,242	781
(Earnings)/loss attributable to noncontrolling interest	(228)	(409)	170
Earnings attributable to Enbridge Inc.	715	833	951
Cash flows
Cash provided by operating activities	2,874	3,371	1,877
Cash used in investing activities	(6,204)	(5,079)	(3,902)
Cash provided by/(used in) financing activities	4,395	2,030	1,957
Increase/(decrease) in cash and cash equivalents	1,053	347	(80)
Balance sheet
Current assets	6,600	5,647
Property, plant and equipment, net	33,318	29,074
Long term investments	3,386	3,081
Deferred amounts and other assets	2,622	2,500
Current liabilities	(7,069)	(6,165)
Liabilities, Other than Long-term Debt, Noncurrent	(2,541)	(2,208)
Deferred income taxes	(2,601)	(2,615)
The fund
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	67.70%	69.20%	72.00%
Income statement and cash flow statement
Revenues	288	146	89
Operating and administrative expense	(83)	(66)	(52)
Depreciation and amortization	(87)	(47)	(19)
Income (loss) from equity investments	52	60	60
Interest expense and other	(68)	(32)	(13)
Income taxes (Note 23)	(35)	(21)	(17)
Earnings	67	40	48
(Earnings)/loss attributable to noncontrolling interest	13	7	(11)
Earnings attributable to Enbridge Inc.	80	47	37
Cash flows
Cash provided by operating activities	198	140	29
Cash used in investing activities	(158)	(98)	(107)
Cash provided by/(used in) financing activities	1,495	381	85
Increase/(decrease) in cash and cash equivalents	1,535	423	7
Balance sheet
Current assets	224	109
Property, plant and equipment, net	2,390	1,349
Long term investments	314	343
Deferred amounts and other assets	179	125
Current liabilities	(250)	(90)
Long-term debt	(1,864)	(675)
Liabilities, Other than Long-term Debt, Noncurrent	(22)	(36)
Deferred income taxes	(438)	(403)
Net assets before noncontrolling interest	533	722